Combined Prospectus	Jan. 09, 2026 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Form Type	F-10
File Number	333-287236
Initial Effective Date	May 13, 2025
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Form Type	F-10
File Number	333-287236
Initial Effective Date	May 13, 2025
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants
Form Type	F-10
File Number	333-287236
Initial Effective Date	May 13, 2025
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Units
Form Type	F-10
File Number	333-287236
Initial Effective Date	May 13, 2025
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Subscription Receipts
Form Type	F-10
File Number	333-287236
Initial Effective Date	May 13, 2025
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 143,820,000.00
Form Type	F-10
File Number	333-287236
Initial Effective Date	May 13, 2025
Combined Prospectus Note	The prospectus contained herein relates to an aggregate of US$180,300,000 of securities, including, pursuant to Rule 429 under the Securities Act, US$143,820,000 of unsold securities that were previously registered under the Registrant's Registration Statement on Form F-10 (File No. 333-287236), which became effective on May 13, 2025 (the "Prior Registration Statement"). No separate registration fee is payable with respect to the US$143,820,000 of unsold securities which were previously registered on the Prior Registration Statement.